Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	$ 570,400	$ 564,800
Total derivatives, Notional amount	338,715	431,526
Total derivatives	17,167	(7,756)
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	153,400	53,000
Total asset derivatives, Fair value, net	35,044	16,965
Asset derivatives, Gross asset	35,044	16,965
Asset derivatives, Gross liability
Total liability derivatives, Notional amount	185,315	378,526
Total liability derivatives, Fair value, net	(17,877)	(24,721)
Liability derivatives, Gross asset		38
Liability derivatives, Gross liability	(17,877)	(24,759)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	152,400	52,000
Total asset derivatives, Fair value, net	306
Asset derivatives, Gross asset	306
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other liabilities and accrued expenses
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount		176,500
Total liability derivatives, Fair value, net		(2,867)
Liability derivatives, Gross asset		38
Liability derivatives, Gross liability		(2,905)
Derivatives not designated as accounting hedging instruments | Conversion options | Fixed income securities
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	1,000	1,000
Total asset derivatives, Fair value, net	83	96
Asset derivatives, Gross asset	83	96
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Structured settlement annuity reinsurance agreement | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	34,655	16,869
Asset derivatives, Gross asset	34,655	16,869
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Guaranteed accumulation benefits | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	148,926	164,425
Total liability derivatives, Fair value, net	(15,508)	(18,656)
Liability derivatives, Gross liability	(15,508)	(18,656)
Derivatives not designated as accounting hedging instruments | Withdrawal benefit | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	29,800	33,458
Total liability derivatives, Fair value, net	(2,071)	(3,042)
Liability derivatives, Gross liability	(2,071)	(3,042)
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	6,589	4,143
Total liability derivatives, Fair value, net	(298)	(156)
Liability derivatives, Gross liability	$ (298)	$ (156)